Income taxes - Significant components of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred upfront fee received	¥ 117,264
Commissions and entry fees for which invoices have not been collected	3,043	¥ 2,780
Accrued salary and welfare payable	14,500	8,194
Accrued expenses	5,209
Property, equipment and software, net	5,037	12,642
Inventory write-downs	2,318
Net operating loss carry-forwards	65,531	96,761
Other	11,036	801
Less: Valuation allowances	(72,783)	(47,430)	¥ (621)	¥ (474)
Total deferred tax assets	151,155	73,748
Deferred tax liabilities
Property, equipment and software, net	(20,499)
Accrued service revenue	(93,382)	(108,193)
Capitalized software development costs	(1,296)
Other	(4,992)
Total deferred tax liabilities	(120,169)	(108,193)
Deferred tax (liabilities)/assets, net	¥ 30,986	¥ (34,445)